Fair Value (Assets and Liabilities Measured at Fair Value on Recurring Basis Including those for Which MHFG Group has Elected Fair Value Option) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Assets:
Available-for-sale securities		¥ 25,452,525	¥ 27,070,710
Liabilities:
Long-term debt		1,055,626	739,727
Fair Value, Measurements, Recurring
Assets:
Other investments		42,000	53,000
Total assets measured at fair value	[1]	55,516,000	56,540,000
Liabilities:
Trading securities sold, not yet purchased		2,630,000	3,201,000
Long-term debt	[2]	1,056,000	740,000
Total liabilities measured at fair value		18,167,000	17,212,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets:
Assets, derivatives		11,522,000	9,612,000
Liabilities:
Liabilities, derivatives		11,269,000	9,374,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets:
Assets, derivatives		3,130,000	3,605,000
Liabilities:
Liabilities, derivatives		2,980,000	3,607,000
Fair Value, Measurements, Recurring | Equity-related contracts
Assets:
Assets, derivatives		170,000	197,000
Liabilities:
Liabilities, derivatives		140,000	221,000
Fair Value, Measurements, Recurring | Credit-related contracts
Assets:
Assets, derivatives		43,000	42,000
Liabilities:
Liabilities, derivatives		37,000	36,000
Fair Value, Measurements, Recurring | Other contracts
Assets:
Assets, derivatives		59,000	38,000
Liabilities:
Liabilities, derivatives		55,000	33,000
Fair Value, Measurements, Recurring | Japanese government bonds
Assets:
Assets, trading securities	[3]	2,303,000	1,712,000
Available-for-sale securities		15,763,000	17,414,000
Fair Value, Measurements, Recurring | Japanese local government bonds
Assets:
Assets, trading securities	[3]	79,000	72,000
Available-for-sale securities		241,000	239,000
Fair Value, Measurements, Recurring | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	3,806,000	4,893,000
Available-for-sale securities		438,000	117,000
Fair Value, Measurements, Recurring | Other foreign government bonds
Assets:
Assets, trading securities	[3]	2,565,000	2,437,000
Available-for-sale securities		942,000	966,000
Fair Value, Measurements, Recurring | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	1,558,000	1,508,000
Available-for-sale securities		949,000	822,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets:
Assets, trading securities	[3]	21,000	29,000
Available-for-sale securities		210,000	263,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Assets:
Assets, trading securities	[3]	4,000	6,000
Available-for-sale securities		187,000	169,000
Fair Value, Measurements, Recurring | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[3]	881,000	813,000
Fair Value, Measurements, Recurring | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	2,422,000	2,483,000
Fair Value, Measurements, Recurring | Equity securities
Assets:
Assets, trading securities	[3]	1,458,000	1,969,000
Fair Value, Measurements, Recurring | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		2,095,000	1,942,000
Fair Value, Measurements, Recurring | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		847,000	742,000
Fair Value, Measurements, Recurring | Equity securities (marketable)
Assets:
Available-for-sale securities		3,781,000	4,397,000
Fair Value, Measurements, Recurring | Level 1
Assets:
Total assets measured at fair value	[1]	29,833,000	32,551,000
Liabilities:
Trading securities sold, not yet purchased		2,482,000	2,856,000
Total liabilities measured at fair value		2,666,000	3,018,000
Fair Value, Measurements, Recurring | Level 1 | Interest rate contracts
Assets:
Assets, derivatives		97,000	71,000
Liabilities:
Liabilities, derivatives		98,000	74,000
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange contracts
Assets:
Assets, derivatives		23,000	17,000
Liabilities:
Liabilities, derivatives		26,000	14,000
Fair Value, Measurements, Recurring | Level 1 | Equity-related contracts
Assets:
Assets, derivatives		46,000	58,000
Liabilities:
Liabilities, derivatives		60,000	73,000
Fair Value, Measurements, Recurring | Level 1 | Other contracts
Assets:
Assets, derivatives			1,000
Liabilities:
Liabilities, derivatives			1,000
Fair Value, Measurements, Recurring | Level 1 | Japanese government bonds
Assets:
Assets, trading securities	[3]	2,272,000	1,680,000
Available-for-sale securities		15,037,000	16,672,000
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	3,729,000	4,759,000
Available-for-sale securities		438,000	117,000
Fair Value, Measurements, Recurring | Level 1 | Other foreign government bonds
Assets:
Assets, trading securities	[3]	2,192,000	2,093,000
Available-for-sale securities		352,000	415,000
Fair Value, Measurements, Recurring | Level 1 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	995,000	1,132,000
Available-for-sale securities		169,000	87,000
Fair Value, Measurements, Recurring | Level 1 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	9,000	42,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets:
Assets, trading securities	[3]	758,000	1,045,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities (marketable)
Assets:
Available-for-sale securities		3,716,000	4,362,000
Fair Value, Measurements, Recurring | Level 2
Assets:
Total assets measured at fair value	[1]	24,140,000	22,572,000
Liabilities:
Trading securities sold, not yet purchased		148,000	345,000
Long-term debt	[2]	433,000	153,000
Total liabilities measured at fair value		14,809,000	13,561,000
Fair Value, Measurements, Recurring | Level 2 | Interest rate contracts
Assets:
Assets, derivatives		11,396,000	9,516,000
Liabilities:
Liabilities, derivatives		11,168,000	9,293,000
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives		3,099,000	3,577,000
Liabilities:
Liabilities, derivatives		2,953,000	3,590,000
Fair Value, Measurements, Recurring | Level 2 | Equity-related contracts
Assets:
Assets, derivatives		95,000	134,000
Liabilities:
Liabilities, derivatives		56,000	129,000
Fair Value, Measurements, Recurring | Level 2 | Credit-related contracts
Assets:
Assets, derivatives		40,000	41,000
Liabilities:
Liabilities, derivatives		33,000	34,000
Fair Value, Measurements, Recurring | Level 2 | Other contracts
Assets:
Assets, derivatives		21,000	22,000
Liabilities:
Liabilities, derivatives		18,000	17,000
Fair Value, Measurements, Recurring | Level 2 | Japanese government bonds
Assets:
Assets, trading securities	[3]	31,000	32,000
Available-for-sale securities		726,000	742,000
Fair Value, Measurements, Recurring | Level 2 | Japanese local government bonds
Assets:
Assets, trading securities	[3]	79,000	72,000
Available-for-sale securities		241,000	239,000
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	77,000	134,000
Fair Value, Measurements, Recurring | Level 2 | Other foreign government bonds
Assets:
Assets, trading securities	[3]	373,000	344,000
Available-for-sale securities		590,000	551,000
Fair Value, Measurements, Recurring | Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	563,000	376,000
Available-for-sale securities		780,000	735,000
Fair Value, Measurements, Recurring | Level 2 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		87,000	97,000
Fair Value, Measurements, Recurring | Level 2 | Commercial mortgage-backed securities
Assets:
Assets, trading securities	[3]	2,000	2,000
Fair Value, Measurements, Recurring | Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[3]	881,000	813,000
Fair Value, Measurements, Recurring | Level 2 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	1,693,000	1,802,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities
Assets:
Assets, trading securities	[3]	641,000	864,000
Fair Value, Measurements, Recurring | Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,921,000	1,787,000
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		739,000	657,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities (marketable)
Assets:
Available-for-sale securities		65,000	35,000
Fair Value, Measurements, Recurring | Level 3
Assets:
Other investments		42,000	53,000
Total assets measured at fair value	[1]	1,543,000	1,417,000
Liabilities:
Long-term debt	[2]	623,000	587,000
Total liabilities measured at fair value		692,000	633,000
Fair Value, Measurements, Recurring | Level 3 | Interest rate contracts
Assets:
Assets, derivatives		29,000	25,000
Liabilities:
Liabilities, derivatives		3,000	7,000
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives		8,000	11,000
Liabilities:
Liabilities, derivatives		1,000	3,000
Fair Value, Measurements, Recurring | Level 3 | Equity-related contracts
Assets:
Assets, derivatives		29,000	5,000
Liabilities:
Liabilities, derivatives		24,000	19,000
Fair Value, Measurements, Recurring | Level 3 | Credit-related contracts
Assets:
Assets, derivatives		3,000	1,000
Liabilities:
Liabilities, derivatives		4,000	2,000
Fair Value, Measurements, Recurring | Level 3 | Other contracts
Assets:
Assets, derivatives		38,000	15,000
Liabilities:
Liabilities, derivatives		37,000	15,000
Fair Value, Measurements, Recurring | Level 3 | Residential mortgage-backed securities
Assets:
Assets, trading securities	[3]	21,000	29,000
Available-for-sale securities		123,000	166,000
Fair Value, Measurements, Recurring | Level 3 | Commercial mortgage-backed securities
Assets:
Assets, trading securities	[3]	2,000	4,000
Available-for-sale securities		187,000	169,000
Fair Value, Measurements, Recurring | Level 3 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	720,000	639,000
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets:
Assets, trading securities	[3]	59,000	60,000
Fair Value, Measurements, Recurring | Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		174,000	155,000
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		¥ 108,000	¥ 85,000

[1]	Amounts included the investments measured at the NAV per share at March 31, 2015 and 2016, of ¥878 billion and ¥682 billion, respectively, of which ¥842 billion and ¥644 billion, respectively, were classified in Level 2, and ¥36 billion and ¥38 billion, respectively, were classified in Level 3. The amounts of unfunded commitments related to these investments at March 31, 2015 and 2016 were ¥25 billion and ¥30 billion, respectively.
[2]	Amounts represent items for which the Group elected the fair value option.
[3]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.